American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2026

Focused International Growth Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Austria — 1.8%
Erste Group Bank AG	31,860	3,781,597
Brazil — 3.1%
Itau Unibanco Holding SA, Preference Shares	382,700	3,467,554
NU Holdings Ltd., Class A(1)	213,750	3,201,975
		6,669,529
Canada — 4.4%
Aritzia, Inc.(1)	34,710	3,073,402
Intact Financial Corp.	12,370	2,388,211
TC Energy Corp.	60,710	3,901,053
		9,362,666
China — 4.6%
Alibaba Group Holding Ltd., ADR(2)	33,350	4,806,069
Tencent Holdings Ltd.	76,600	5,039,807
		9,845,876
Denmark — 3.2%
Carlsberg AS, B Shares	24,710	3,844,054
Novonesis Novozymes B, B Shares	51,120	3,040,297
		6,884,351
France — 10.3%
EssilorLuxottica SA	16,500	4,367,333
L'Oreal SA	8,000	3,748,369
Schneider Electric SE	18,480	6,039,445
Societe Generale SA	90,580	7,849,716
		22,004,863
Germany — 7.4%
Infineon Technologies AG	84,950	4,578,365
SAP SE	25,180	5,058,468
Siemens Energy AG	31,720	6,143,454
		15,780,287
Greece — 1.4%
Alpha Bank SA	684,640	3,011,336
Hong Kong — 3.4%
AIA Group Ltd.	352,000	3,883,096
Techtronic Industries Co. Ltd.	205,000	3,320,114
		7,203,210
India — 1.4%
HDFC Bank Ltd.	315,190	3,080,982
Ireland — 1.2%
AIB Group PLC	246,260	2,556,129
Italy — 2.1%
Ferrari NV	11,760	4,443,190
Japan — 12.1%
FANUC Corp.	129,000	5,841,134
Fujikura Ltd.	19,700	3,363,825
NEC Corp.	161,700	4,482,854
Rakuten Bank Ltd.(1)(2)	45,600	1,855,159
Ryohin Keikaku Co. Ltd.(2)	179,100	4,087,148
Suzuki Motor Corp.	167,800	2,537,701
Terumo Corp.(2)	283,000	3,829,127
		25,996,948

Netherlands — 5.5%
Adyen NV(1)	2,830	3,323,346
ASML Holding NV	4,230	6,152,147
CSG NV(1)	58,438	2,197,873
		11,673,366
South Korea — 4.4%
Samsung Electronics Co. Ltd.	62,620	9,372,414
Spain — 3.1%
Iberdrola SA	285,780	6,745,339
Sweden — 3.8%
Atlas Copco AB, A Shares(2)	239,840	5,159,977
Spotify Technology SA(1)	5,790	2,981,503
		8,141,480
Switzerland — 6.5%
Galderma Group AG	24,816	4,683,027
Lonza Group AG	7,600	5,286,122
On Holding AG, Class A(1)	86,120	4,002,858
		13,972,007
Taiwan — 9.9%
Delta Electronics, Inc.	86,000	3,878,068
Taiwan Semiconductor Manufacturing Co. Ltd.	276,000	17,221,893
		21,099,961
United Kingdom — 8.9%
Antofagasta PLC	45,170	2,595,140
AstraZeneca PLC	37,480	7,887,019
BAE Systems PLC	132,800	3,792,176
London Stock Exchange Group PLC	12,670	1,512,822
Rolls-Royce Holdings PLC	182,200	3,276,335
		19,063,492
TOTAL COMMON STOCKS (Cost $176,098,357)		210,689,023
SHORT-TERM INVESTMENTS — 10.0%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,879	36,879
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,698,110	2,698,110
		2,734,989
Repurchase Agreements — 8.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $19,088,384), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $18,719,723)		18,714,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,448,989)		21,448,989
TOTAL INVESTMENT SECURITIES — 108.5% (Cost $197,547,346)		232,138,012
OTHER ASSETS AND LIABILITIES — (8.5)%		(18,111,373)
TOTAL NET ASSETS — 100.0%		$214,026,639

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.7%
Financials	18.7%
Industrials	18.3%
Health Care	12.2%
Consumer Discretionary	10.7%
Communication Services	3.8%
Consumer Staples	3.5%
Utilities	3.2%
Materials	2.6%
Energy	1.8%
Short-Term Investments	10.0%
Other Assets and Liabilities	(8.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,284,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,743,933, which includes securities collateral of $6,045,823.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$3,201,975	$3,467,554	—
China	4,806,069	5,039,807	—
Sweden	2,981,503	5,159,977	—
Switzerland	4,002,858	9,969,149	—
Other Countries	—	172,060,131	—
Short-Term Investments	2,734,989	18,714,000	—
	$17,727,394	$214,410,618	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.